General accounting principles (Tables)	9 Months Ended
Sep. 30, 2019
General accounting principles (Tables) [Abstract]
Amounts recognized in the consolidated statement of financial position
Amounts recognized in the consolidated statement of financial position

$ in thousands	September 30, 2019
Lease liability (Other non-current liabilities)	2,194
Lease liability (Other current liabilities)	565
Right-of-use asset (Other property, plant and equipment)	2,732